Other Operating Income (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
[custom:InputVatAdditionalCreditAdmissiblePercentage]			10.00%
[custom:SuperDeductionsOfValueAddedTax]	¥ 2.8	¥ 21.0	¥ 33.1
Other Operating Income (Expense) [Member]
[custom:ValueAddedTaxIncome]	¥ 6.3	¥ 40.8	¥ 73.0